Note 20 - Stock-based Compensation (Tables)	12 Months Ended
Dec. 31, 2025
Notes Tables
Share-Based Payment Arrangement, Option, Activity [Table Text Block]
			Weighted average
		Weighted	remaining	Aggregate
	Number of	average	contractual life	intrinsic
	options	exercise price	(years)	value
Shares issuable under options - December 31, 2023	3,242,250	$101.73
Granted	698,600	151.34
Exercised	(581,800)	77.50
Forfeited	(47,250)	107.03
Shares issuable under options - December 31, 2024	3,311,800	$116.37
Granted	650,000	142.85
Exercised	(493,145)	90.27
Forfeited	(47,875)	124.14
Shares issuable under options - December 31, 2025	3,420,780	$125.11	2.9	$78,106
Options exercisable - December 31, 2025	1,493,294	$115.68	1.9	$46,791

Stock Options Exercised [Table Text Block]
	Year ended December 31,
	2025	2024

Number of options exercised	493,145	581,800

Aggregate fair value	$70,287	$77,847
Intrinsic value	25,769	32,758
Amount of cash received	44,518	45,089

Tax benefit recognized	$670	$1,051

Schedule of Share-Based Payment Award, Stock Options, Valuation Assumptions [Table Text Block]
	As at December 31,
	2025	2024

Risk free rate	3.7%	4.1%
Expected life in years	4.75	4.75
Expected volatility	31.9%	43.1%
Dividend yield	0.2%	0.2%

Weighted average fair value per option granted	$47.25	$63.19
	As at December 31,
	2025	2024

Risk free rate	3.5%	4.3%
Discount rate	5.0%	5.8%
Expected volatility	27.5%	32.5%
Remaining expected life in years	3.00	4.00
Dividend yield	0.2%	0.2%